Notes payable - Narrative - Asset-Based Revolving Credit Facility (Details) - Line of credit - USD ($) $ in Thousands	Jun. 14, 2024	Dec. 31, 2024	Mar. 26, 2024	Aug. 25, 2023
Notes payable
Original facility size		$ 655,725
Asset-Based Revolving Credit Facility | Revolving credit facility
Notes payable
Original facility size	$ 12,000		$ 10,000	$ 6,500
Increase in facility	$ 2,000